UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21519
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.(1)	83,000	$6,503,050

		$6,503,050

Beverages — 0.9%
Pernod-Ricard SA(1)	28,000	$2,693,388

		$2,693,388

Chemicals — 4.0%
Air Products and Chemicals, Inc.(1)	37,000	$3,257,110
BASF SE(1)	45,000	3,471,267
PPG Industries, Inc.(1)	62,000	5,553,960

		$12,282,337

Commercial Banks — 8.0%
Fifth Third Bancorp(1)	284,000	$3,694,840
PNC Financial Services Group, Inc.(1)	122,000	7,188,240
Toronto-Dominion Bank (The)(1)	82,000	6,341,159
Wells Fargo & Co.(1)	260,000	7,594,600

		$24,818,839

Consumer Finance — 1.1%
American Express Co.(1)	70,000	$3,509,800

		$3,509,800

Diversified Financial Services — 1.0%
Citigroup, Inc.(1)	99,000	$3,041,280

		$3,041,280

Diversified Telecommunication Services — 3.1%
BCE, Inc.(1)	81,000	$3,302,364
CenturyLink, Inc.(1)	90,000	3,332,700
Verizon Communications, Inc.(1)	74,000	2,786,840

		$9,421,904

Electric Utilities — 1.9%
SSE PLC(1)	309,000	$5,961,826

		$5,961,826

Energy Equipment & Services — 4.6%
Halliburton Co.(1)	126,000	$4,634,280
Schlumberger, Ltd.(1)	76,000	5,712,920
Seadrill, Ltd.(1)	106,000	3,947,002

		$14,294,202

Food & Staples Retailing — 2.3%
Wal-Mart Stores, Inc.(1)	113,000	$6,933,680

		$6,933,680

Food Products — 4.3%
Nestle SA ADR(1)	118,000	$6,788,540
Unilever PLC ADR(1)	203,000	6,575,170

		$13,363,710

Security	Shares	Value
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.(1)	84,000	$3,273,480
Fresenius Medical Care AG & Co. KGaA(1)	46,000	3,288,702

		$6,562,182

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.(1)	96,000	$2,899,200
McDonald’s Corp.(1)	62,000	6,141,100

		$9,040,300

Industrial Conglomerates — 1.8%
Orkla ASA(1)	297,840	$2,416,388
Siemens AG(1)	34,000	3,210,831

		$5,627,219

Insurance — 7.2%
Aflac, Inc.(1)	148,000	$7,138,040
MetLife, Inc.(1)	197,000	6,960,010
Prudential Financial, Inc.(1)	89,000	5,094,360
XL Group PLC(1)	148,000	2,999,960

		$22,192,370

IT Services — 4.2%
Accenture PLC, Class A(1)	110,000	$6,307,400
International Business Machines Corp.(1)	35,000	6,741,000

		$13,048,400

Machinery — 2.1%
Caterpillar, Inc.(1)	27,000	$2,946,240
Deere & Co.(1)	41,000	3,532,150

		$6,478,390

Media — 1.5%
Time Warner, Inc.(1)	125,000	$4,632,500

		$4,632,500

Metals & Mining — 4.7%
BHP Billiton PLC(1)	175,537	$5,900,999
Freeport-McMoRan Copper & Gold, Inc.(1)	186,000	8,595,060

		$14,496,059

Multi-Utilities — 4.5%
GDF Suez(1)	104,000	$2,831,366
National Grid PLC(1)	737,000	7,338,873
Sempra Energy(1)	66,000	3,755,400

		$13,925,639

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.(1)	35,000	$3,607,800
ConocoPhillips(1)	100,000	6,821,000
ENI SpA(1)	277,000	6,137,444
Occidental Petroleum Corp.(1)	60,000	5,986,200
Royal Dutch Shell PLC, Class A(1)	104,000	3,689,587

		$26,242,031

Paper & Forest Products — 1.7%
UPM-Kymmene Oyj(1)	397,000	$5,104,233

		$5,104,233

Pharmaceuticals — 8.7%
AstraZeneca PLC(1)	135,000	$6,502,000
Johnson & Johnson(1)	52,000	3,427,320
Novartis AG(1)	113,000	6,132,888
Roche Holding AG PC(1)	26,000	4,411,015

Security	Shares	Value
Sanofi SA(1)	85,000	$6,302,143

		$26,775,366

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.(1)	25,000	$3,400,250

		$3,400,250

Road & Rail — 3.4%
Canadian National Railway Co.(1)	47,000	$3,544,740
Norfolk Southern Corp.(1)	44,372	3,203,658
Union Pacific Corp.(1)	32,000	3,657,920

		$10,406,318

Semiconductors & Semiconductor Equipment — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	241,000	$3,393,280

		$3,393,280

Software — 1.2%
Microsoft Corp.(1)	126,000	$3,720,780

		$3,720,780

Specialty Retail — 2.7%
Home Depot, Inc. (The)(1)	100,000	$4,439,000
Industria de Diseno Textil SA(1)	44,000	3,844,999

		$8,283,999

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG(1)	46,000	$3,323,658

		$3,323,658

Tobacco — 5.7%
British American Tobacco PLC	74,000	$3,407,567
Imperial Tobacco Group PLC(1)	220,000	7,878,709
Japan Tobacco, Inc.(1)	635	3,135,586
Philip Morris International, Inc.(1)	44,000	3,289,880

		$17,711,742

Water Utilities — 2.1%
United Utilities Group PLC(1)	690,000	$6,552,387

		$6,552,387

Wireless Telecommunication Services — 3.4%
Millicom International Cellular SA SDR(1)	43,000	$4,257,000
Vodafone Group PLC(1)	2,303,666	6,213,355

		$10,470,355

Total Common Stocks (identified cost $279,314,966)		$324,211,474

Preferred Stocks — 22.5%

Security	Shares	Value
Capital Markets — 0.4%
Charles Schwab Corp. (The), 7.00%(2)	1,225	$1,261,985

		$1,261,985

Commercial Banks — 11.1%
Abbey National Capital Trust I, 8.963%(2)	1,610	$1,461,025
Bank of America Corp., 8.125%(2)	2,394	2,423,118
BNP Paribas, 7.195%(2)(3)	12.50	1,008,994
Countrywide Capital V, 7.00%	23,000	522,330
Farm Credit Bank of Texas, Series I, 10.00%	1,961	2,271,696
First Niagara Financial Group, Inc., Series B, 8.625%(2)	54,425	1,465,665
First Republic Bank, Series A, 6.70%	38,900	974,445

Security	Shares	Value
HSBC Capital Funding LP, 10.176%(2)(3)	818	$1,045,797
JPMorgan Chase & Co., 7.90%(2)	4,780	5,290,970
KeyCorp, Series A, 7.75%	25,440	2,757,441
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	2,150	0
Lloyds Banking Group PLC, 6.267%(2)(3)(4)	1,218	809,970
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	1,878	1,286,430
PNC Financial Services Group, Inc., 6.75%(2)	2,000	2,144,770
Royal Bank of Scotland Group PLC, 7.648%(2)	1,119	901,585
Royal Bank of Scotland Group PLC, Series F, 7.65%	3,978	84,652
Royal Bank of Scotland Group PLC, Series L, 5.75%	89,180	1,491,981
Royal Bank of Scotland Group PLC, Series Q, 6.75%(4)	5,550	88,356
Royal Bank of Scotland Group PLC, Series S, 6.60%(4)	25,075	390,418
Standard Chartered PLC, 6.409%(2)(3)	4.87	424,082
Standard Chartered PLC, 7.014%(2)(3)	17.37	1,683,523
US Bancorp, Series F, 6.50%(2)	98,290	2,521,758
Wells Fargo & Co., Series L, 7.50%	2,460	2,693,700
Zions Bancorporation, Series C, 9.50%	16,200	424,764

		$34,167,470

Consumer Finance — 0.8%
Ally Financial, Inc., Series A, 8.50%(2)	120,975	$2,535,817

		$2,535,817

Diversified Financial Services — 0.4%
Citigroup Capital XI, 6.00%	53,935	$1,262,618

		$1,262,618

Electric Utilities — 2.4%
Entergy Arkansas, Inc., 6.45%	110,721	$2,774,945
Entergy Louisiana, LLC, 6.95%	1,195	120,396
Southern California Edison Co., Series C, 6.00%	8,569	848,064
Southern California Edison Co., Series D, 6.50%	15,570	1,620,253
Southern California Edison Co., Series E, 6.25%(2)	410	420,314
Virginia Electric and Power Co., 6.12%	15	1,556,802

		$7,340,774

Food Products — 0.7%
Dairy Farmers of America, 7.875%(3)	18,500	$1,762,125
Ocean Spray Cranberries, Inc., 6.25%(3)	4,250	379,446

		$2,141,571

Insurance — 4.3%
Aegon NV, 6.375%	13,133	$283,804
Allianz SE, 8.375%	12,690	334,303
Aspen Insurance Holdings, Ltd., 7.401%(2)	15,200	386,080
AXA SA, 6.379%(2)(3)	2,442	1,869,720
AXA SA, 6.463%(2)(3)	451	339,719
Endurance Specialty Holdings, Ltd., Series B, 7.50%	63,350	1,676,241
Montpelier Re Holdings, Ltd., 8.875%	126,350	3,521,374
PartnerRe, Ltd., Series E, 7.25%	63,550	1,707,589
Prudential PLC, 6.50%	2,022	1,833,673
XLIT, Ltd., Series D, 3.687%(2)	1,880	1,269,118

		$13,221,621

Multi-Utilities — 0.1%
DTE Energy Co., 6.50%	16,150	$436,050

		$436,050

Real Estate Investment Trusts (REITs) — 2.1%
CapLease, Inc., Series A, 8.125%	75,000	$1,860,000
Cedar Shopping Centers, Inc., Series A, 8.875%	38,945	974,014
DDR Corp., Series I, 7.50%	74,500	1,859,520
Duke Realty Corp., 6.95%	28,500	715,635

Security	Shares	Value
Sunstone Hotel Investors, Inc., Series A, 8.00%	8,000	$196,000
Sunstone Hotel Investors, Inc., Series D, 8.00%	30,800	747,285

		$6,352,454

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	640	$732,600

		$732,600

Total Preferred Stocks (identified cost $70,161,994)		$69,452,960

Corporate Bonds & Notes — 7.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(7)	$807	$617,355
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	740	747,400
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(7)	232	235,190
Citigroup Capital III, 7.625%, 12/1/36	820	820,959
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(7)	1,936	1,827,001
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(7)	398	324,370
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(7)	1,517	1,145,335
SunTrust Preferred Capital I, 4.00%, 6/29/49(2)	1,000	707,650

		$6,425,260

Diversified Financial Services — 1.0%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	$500	$435,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(7)	2,360	1,805,400
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(3)(7)(8)	805	746,638

		$2,987,038

Electric Utilities — 1.2%
Energisa SA, 9.50%, 1/29/49(3)	$800	$827,440
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	3,000	2,965,680

		$3,793,120

Insurance — 2.2%
Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(7)(8)	$270	$255,663
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	2,000	2,788,164
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(7)	735	636,942
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(7)	491	435,186
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(3)(7)	807	730,114
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	2,455	2,071,406

		$6,917,475

Pipelines — 1.2%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$1,000	$989,655
Southern Union Co., 3.447%, 11/1/66(2)	2,750	2,633,125

		$3,622,780

Total Corporate Bonds & Notes (identified cost $22,742,638)		$23,745,673

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(9)	$6,578	$6,578,457

Total Short-Term Investments (identified cost $6,578,457)		$6,578,457

Total Investments — 137.3% (identified cost $378,798,055)		$423,988,564

Other Assets, Less Liabilities — (37.3)%		$(115,274,049)

Net Assets — 100.0%		$308,714,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

SDR	-	Swedish Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $20,861,217 or 6.8% of the Fund’s net assets.

(4)		Non-income producing security.

(5)		Defaulted security.

(6)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,175.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	57.6%	$244,328,668
United Kingdom	14.9	63,362,310
Switzerland	4.3	18,062,557
France	3.7	15,863,337
Germany	3.2	13,628,761
Canada	3.1	13,188,263
Ireland	2.2	9,307,360
Bermuda	1.7	7,291,284
Norway	1.5	6,363,390
Italy	1.5	6,137,444
Finland	1.2	5,104,233
Sweden	1.0	4,257,000
Cayman Islands	1.0	4,073,124
Spain	0.9	3,844,999
Taiwan	0.8	3,393,280
Japan	0.7	3,135,586
Brazil	0.4	1,574,840
Australia	0.3	1,072,128
Iceland	0.0	0

Total Investments	100.0%	$423,988,564

The Fund did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$378,852,146

Gross unrealized appreciation	$52,997,948
Gross unrealized depreciation	(7,861,530)

Net unrealized appreciation	$45,136,418

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$18,111,800	$7,168,656		$—	$25,280,456
Consumer Staples	23,587,270	17,115,251		—	40,702,521
Energy	26,762,200	13,774,033		—	40,536,233
Financials	56,962,539	—		—	56,962,539
Health Care	6,700,800	26,636,748		—	33,337,548
Industrials	23,387,759	5,627,219		—	29,014,978
Information Technology	20,162,460	—		—	20,162,460
Materials	17,406,130	14,476,498		—	31,882,628
Telecommunication Services	9,421,904	10,470,355		—	19,892,259
Utilities	3,755,400	22,684,452		—	26,439,852

Total Common Stocks	$206,258,262	$117,953,212	*	$—	$324,211,474

Preferred Stocks
Consumer Staples	$—	$2,141,571		$—	$2,141,571
Financials	25,336,627	33,465,338		0	58,801,965
Telecommunication Services	—	732,600		—	732,600
Utilities	436,050	7,340,774		—	7,776,824

Total Preferred Stocks	$25,772,677	$43,680,283		$0	$69,452,960

Corporate Bonds & Notes	$—	$23,745,673		$—	$23,745,673
Short-Term Investments	—	6,578,457		—	6,578,457

Total	$232,030,939	$191,957,625		$0	$423,988,564

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended January 31, 2012 to require a reconciliation of Level 3 investments. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012